Dividends and other reserves	6 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Dividends and other reserves	Dividends and other reserves

	Six months ended 31 December 2023	Six months ended 31 December 2022
Amounts recognised as distributions to equity shareholders	$ million	Re-presented $ million
Final dividend for the year ended 30 June 2023 of 59.98 cents per share (2022 - 52.71 cents)(1)	1,349	1,200
(1)Re-presented at declaration date's rate.
An interim dividend of 40.50 cents per share (2022 – 38.57 cents) was approved by a duly authorised committee of the Board of
Directors on 29 January 2024. As the approval was after the balance sheet date, it was not included as a liability. The change in functional currency from sterling to US dollars does not significantly impact Diageo plc's retained earnings that are available for the payment of dividends or purchases of own shares.
Other reserves of $502 million at 31 December 2023 (2022 – $560 million) include a capital redemption reserve of
$4,076 million (2022 – $3,869 million), a hedging reserve surplus of $270 million (2022 – $115 million surplus) and an exchange reserve deficit of $3,844 million (2022 – $3,424 million deficit). Out of the total hedging reserves $60 million represents the cost of hedging arising from cross currency interest rate swaps in net investment hedges.